UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __06/30/02__________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, LLC
Address:	150 West Main Street ________________________
		Suite 1700  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  07/31/2002__
	     [Signature]	[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____128_____

Form 13F Information Table Value Total: $__458959___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9       10    10000 PRN      SOLE                    10000
Abn Amro Capital Fund II 7.125 PFD              00371t206     5825   233940 SH       SOLE                   155685             78405
Aquila Inc 7.875%              PFD              03840P300      303    16000 SH       SOLE                    16000
Bank One Capital I 8%          PFD              06421B202      323    12465 SH       SOLE                    12465
Bellsouth Cap Fund             PFD              079857207      368    14000 SH       SOLE                    10000              4000
Duke Cap. Fin. 7.375%          PFD              26439e204      200     8000 SH       SOLE                     8000
EDF London Cap 8.625% Pfd. Ser PFD              268316205      351    14000 SH       SOLE                    14000
Edison Intl Tr II 8.6% QUIPS   PFD              26853P206      209     9000 SH       SOLE                     9000
GCB Cap Trust (06/30/07)       PFD              36156A202      310    30000 SH       SOLE                    30000
Public Storage Pfd 8.25%       PFD              74460d760      751    29325 SH       SOLE                    28925               400
Resource Bank Preferred 9.25%  PFD              761201201      207     8300 SH       SOLE                     4100              4200
Southern Co. 7.75% Pfd. A      PFD              84258t208      351    14000 SH       SOLE                    13000              1000
Southern Fin'l Cap Tr I        PFD              842872202     1180   200000 SH       SOLE                   200000
AFLAC Inc                      COM              001055102    17001   531283 SH       SOLE                   389597            142536
AOL Time Warner                COM              00184A105      254    17287 SH       SOLE                    13915              3372
AT&T Corp - Liberty Media-A    COM              530718105      662    66168 SH       SOLE                    66168
AT&T Wireless Services         COM              00209A106       96    16360 SH       SOLE                    15659               701
Abbott Laboratories            COM              002824100     1083    28770 SH       SOLE                     7670             21100
Aegon N. V. Ord.               COM              007924103     1053    51766 SH       SOLE                    31028             20738
Agilent Technologies, Inc.     COM              00846U101     8666   366416 SH       SOLE                   274135             92831
Allstate Corp.                 COM              020002101      338     9136 SH       SOLE                     1560              7576
American Express               COM              025816109      352     9685 SH       SOLE                     6660              3025
American International Group   COM              026874107    15724   230461 SH       SOLE                   172012             58810
Anheuser-Busch Companies Inc   COM              035229103    12616   252323 SH       SOLE                   192383             60325
BB&T Corporation               COM              054937107     1064    27572 SH       SOLE                    10840             16732
BP PLC - Spons ADR             COM              055622104      630    12487 SH       SOLE                     7467              5020
Bank of America Corp.          COM              060505104     1597    22699 SH       SOLE                    14285              8414
Bank of Hampton Roads          COM              0624890A8      137    17181 SH       SOLE                                      17181
BellSouth Corp                 COM              079860102      335    10641 SH       SOLE                     7316              3325
Bristol-Myers Squibb Co        COM              110122108      425    16522 SH       SOLE                    11645              4877
Caterpillar Inc                COM              149123101     9989   204062 SH       SOLE                   156710             47727
Charles Schwab Corp            COM              808513105      346    30874 SH       SOLE                    30874
Chevron Texaco Corp            COM              166764100      762     8608 SH       SOLE                     7708               900
Citigroup Inc                  COM              172967101    12781   329834 SH       SOLE                   246084             84276
Coca Cola Company              COM              191216100      655    11699 SH       SOLE                     6083              5616
Colgate Palmolive Co           COM              194162103      642    12826 SH       SOLE                    10876              1950
Comcast Corp Spl Cl A          COM              200300200     8820   369980 SH       SOLE                   277665             93000
Cytec Industries               COM              232820100      221     7038 SH       SOLE                     7038
Dell Computer Corp             COM              247025109      283    10822 SH       SOLE                     5620              5202
Dollar Tree Stores Inc         COM              256747106      255     6462 SH       SOLE                     4462              2000
Du Pont E.I. De Nemours and Co COM              263534109      506    11400 SH       SOLE                     2275              9125
Duke Energy Corp.              COM              264399106      406    13058 SH       SOLE                     8643              4415
EMC Corp.                      COM              268648102      192    25405 SH       SOLE                    23285              2120
Emerson Electric Co            COM              291011104    11449   213952 SH       SOLE                   160731             53561
Exxon Mobil Corp               COM              30231G102    20611   503699 SH       SOLE                   298400            205974
Federal Natl Mtg Assoc         COM              313586109      610     8275 SH       SOLE                     4886              3389
First Data Corp                COM              319963104    13912   373971 SH       SOLE                   265565            108866
Fortune Brands (formerly Amer. COM              349631101      922    16467 SH       SOLE                      467             16000
General Electric               COM              369604103    13353   459642 SH       SOLE                   316266            143976
Hewlett-Packard Company        COM              428236103      229    14981 SH       SOLE                    14507               474
Intel Corp                     COM              458140100     7245   396535 SH       SOLE                   297351             99785
International Business Machine COM              459200101      292     4055 SH       SOLE                     1765              2290
International Paper            COM              460146103     1630    37400 SH       SOLE                    32600              4800
Internet Cable Corp            COM              46057x102       13    25000 SH       SOLE                    25000
Jefferson-Pilot Corporation    COM              475070108      681    14483 SH       SOLE                    12233              2250
Johnson & Johnson              COM              478160104    12228   233976 SH       SOLE                   177736             56565
Kimberly-Clark Corp            COM              494368103    13371   215655 SH       SOLE                   159554             56426
Kraft Foods Inc                COM              50075N104    12801   312605 SH       SOLE                   237605             75525
Lockheed Martin                COM              539830109    15354   220927 SH       SOLE                   169952             51290
Loews Corp                     COM              540424108      218     4120 SH       SOLE                     2520              1600
Lowe's Companies               COM              548661107     1560    34370 SH       SOLE                    16970             17400
M & T Bank Corporation         COM              55261F104      260     3029 SH       SOLE                     3029
Manulife Financial Corp.       COM              56501R106      637    22275 SH       SOLE                                      22275
Marsh & McLennan Companies     COM              571748102    12309   127425 SH       SOLE                    96527             31148
Medtronic, Inc.                COM              585055106      343     7998 SH       SOLE                      704              7294
Merck & Co Inc                 COM              589331107    13614   268845 SH       SOLE                   187134             82166
Merrill Lynch                  COM              590188108      232     5720 SH       SOLE                     5600               120
Microsoft Corp                 COM              594918104    13185   241051 SH       SOLE                   179491             61885
Morgan Stanley Dean Witter     COM              617446448     9380   217741 SH       SOLE                   162926             55255
Motorola, Inc                  COM              620076109      426    29546 SH       SOLE                    27996              1550
Natl Commerce Financial Corp   COM              63545P104     9806   372842 SH       SOLE                    78896            293946
New York Times Co              COM              650111107    13868   269285 SH       SOLE                   197522             72163
Norfolk Southern Corporation   COM              655844108     1200    51309 SH       SOLE                    31190             20119
Oracle Corp                    COM              68389x105      143    15065 SH       SOLE                     9825              5240
Pepsico Inc                    COM              713448108    13283   275586 SH       SOLE                   193012             82919
Pfizer Inc                     COM              717081103    11996   342739 SH       SOLE                   240690            102625
Pharmacia Corporation          COM              71713U102    10666   284809 SH       SOLE                   216849             68470
Philip Morris                  COM              718154107      342     7821 SH       SOLE                     7821
Phillips Petroleum Co          COM              718507106      265     4500 SH       SOLE                      800              3700
Proctor & Gamble               COM              742718109      804     9005 SH       SOLE                     2455              6550
Providian (Formerly Capital Ho COM              74406a102      106    18000 SH       SOLE                    18000
RadioShack Corp                COM              750438103    10609   352921 SH       SOLE                   262661             90835
Raytheon Co                    COM              755111507    10151   249104 SH       SOLE                   185599             64165
Resource Bankshares Corp.      COM              76121r104     2966   146175 SH       SOLE                   127916             18259
Royal Bank of Canada           COM              780087102      291     8348 SH       SOLE                     8109               239
SBC Communications, Inc.       COM              78387G103      768    25196 SH       SOLE                    17466              7730
Safeway Inc.                   COM              786514208     7775   266345 SH       SOLE                   205795             61065
Schering-Plough Corp           COM              806605101      586    23820 SH       SOLE                    12545             11275
Schlumberger Ltd               COM              806857108    10900   234400 SH       SOLE                   176563             58262
Sears Roebuck & Co             COM              812387108      247     4556 SH       SOLE                                       4556
Solectron Corp                 COM              834182107      270    43850 SH       SOLE                    27700             16150
SouthTrust Corp                COM              844730101      370    14152 SH       SOLE                    12442              1710
Southern Co                    COM              842587107      242     8850 SH       SOLE                     8850
Sun Microsystems Inc           COM              866810104       56    11100 SH       SOLE                     8850              2250
SunTrust Banks                 COM              867914103      263     3884 SH       SOLE                     3484               400
Texas Instruments Inc          COM              882508104     7603   320794 SH       SOLE                   238815             82504
The Walt Disney Co             COM              254687106    10566   559048 SH       SOLE                   429082            130736
UBS Warburg                    COM              013268746      287     5748 SH       SOLE                     5748
UST Inc                        COM              902911106      816    23986 SH       SOLE                    23986
Unocal Corporation             COM              915289102      242     6560 SH       SOLE                                       6560
Verizon Communications Inc     COM              92343V104    10370   258281 SH       SOLE                   181711             76645
Viacom Inc-Cl B                COM              925524308    11275   254122 SH       SOLE                   192712             61795
Wal-Mart Stores                COM              931142103      394     7170 SH       SOLE                     7020               150
Waste Management, Inc.         COM              94106l109    10761   413090 SH       SOLE                   318285             95530
WorldCom Inc-WorldCom Group (7 COM              98157D106        1    17875 SH       SOLE                    17875
Wyeth                          COM              983024100     1107    21617 SH       SOLE                     7817             13800
Alleghany/Mont & Caldwell Grow COM              126413889      427 20273.180SH       SOLE                20273.180
Baron Growth Fund              COM              068278209      713 23450.204SH       SOLE                22897.852           552.352
Belvedere Equity Fund, LLC     COM              bleqx         1251 9823.067 SH       SOLE                 9823.067
Dodge & Cox Stock Fund         COM              256219106      499 5084.876 SH       SOLE                 4390.515           694.361
Harbor International Fund      COM              411511306      617 19641.324SH       SOLE                19641.324
Janus Overseas                 COM              471023846      571 31552.616SH       SOLE                30103.660          1448.956
Kobren Delphi Value Fund       COM              499896405      261 19643.868SH       SOLE                17730.156          1913.712
Muhlenkamp Fund                COM              962096103      326 6418.873 SH       SOLE                 5303.166          1115.707
Mutual Discovery               COM              628380404      477 26228.221SH       SOLE                26228.221
Nations Int'l Value Fund - Inv COM              638581454      371 24081.201SH       SOLE                19786.241          4294.960
Olstein Financial Alert-ADV    COM              681383204      301 20663.446SH       SOLE                19817.436           846.010
Schwab 1000 Fund - Select Shar COM              808517809      222 7930.370 SH       SOLE                 7930.370
T Rowe Price Equity Income Fun COM              779547108      277 12362.650SH       SOLE                                  12362.650
T Rowe Price Intl Stock        COM              77956H203      305 28785.796SH       SOLE                28785.796
T. Rowe Price Midcap Growth Fu COM              779556109      503 14251.755SH       SOLE                13632.487           619.268
Torray                         COM              891402109      332 9658.231 SH       SOLE                 8560.690          1097.541
Tweedy Browne American Value F COM              901165209      531 23315.364SH       SOLE                23315.364
Vanguard Index Trust 500       COM              922908108     1603 17555.785SH       SOLE                 9358.253          8197.532
Vanguard LifeStrategy Growth F COM              921909503     1073 67501.349SH       SOLE                67501.349
Vanguard Special Health Care   COM              921908307      690 6344.529 SH       SOLE                 6344.529
Vanguard/Primecap Fund         COM              921936100      749 17356.228SH       SOLE                14267.190          3089.038
White Oak Growth               COM              671081107      321 11839.679SH       SOLE                 9759.441          2080.238